CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (31,506)	$ (20,163)	$ (11,094)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	3,084	3,773	3,633
Depreciation	1,484	1,106	658
Severance pay, net	101	120	(55)
Gain from sale of marketable securities	(383)	(436)	(2,345)
Loss from property and equipment disposals		37
Change in fair value of exchange option and embedded derivatives within research and development funding arrangement			(269)
Amortization of the Research and Development Component within research and development funding arrangement		(421)	(337)
Loss in respect to Termination and Equity Conversion Agreement			792
Decrease (increase) in interest receivables from short-term bank deposits	303	(399)	(142)
Decrease (increase) in trade receivable	7,800	(7,800)
Decrease (increase) in other accounts receivable and prepaid expenses	206	(777)	1,168
Decrease in long-term prepaid expenses	9	7	152
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(605)	823	1,674
Decrease in deferred revenues	(312)	(1,477)	(4,983)
Net cash used in operating activities	(19,819)	(25,607)	(11,148)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	69,000	47,000	18,015
Investment in short-term and long-term bank deposits	(50,561)	(34,000)	(82,026)
Changes in restricted cash	84	(534)	(389)
Purchase of property and equipment	(2,599)	(3,120)	(1,896)
Increase in long-term lease deposits			(102)
Proceeds from sale of marketable securities	369	423	2,309
Net cash provided by (used in) investing activities	16,293	9,769	(64,089)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net			70,718
Proceeds from exercise of options	2,458	972	1,411
Net cash provided by financing activities	2,458	972	72,129
Decrease in cash and cash equivalents	(1,068)	(14,866)	(3,108)
Cash and cash equivalents at the beginning of the year	10,777	25,643	28,751
Cash and cash equivalents at the end of the year	9,709	10,777	25,643
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares in respect to Termination and Equity Conversion Agreement			12,162
Change in receivables from foreign currency derivative contracts	7	(141)	141
Changes in other accounts payable from foreign currency derivative contracts	19	(19)
Purchase of property and equipment	143	1,321	284
Cash paid (received) during the year for:
Income taxes	20		360
Interest payments received from bank short-term deposits and cash equivalents	$ (1,032)	$ (415)	$ (235)